Related-party transactions - Agreements with Our Executive Officers and Directors (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related party transactions [abstract]
Renumeration received by board members	$ 620	$ 598	$ 408